Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Key Management Compensation
Key management compensation was:

(in KUSD)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Salaries and other short-term employee benefits	8,872	7,690	5,364
Pension costs	442	455	407
Share-based compensation expenses	24,649	16,752	396
Other compensation	142	196	73
	34,105	25,093	6,240